Summary of Significant Accounting Policies - Schedule of Class A ordinary shares subject to possible redemption (Detail) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	May 06, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2024
Shares Subject To Mandatory Redemption [Line Items]
Gross proceeds	$ 287,500,000
Class A ordinary shares issuance costs				$ (261,960)	$ (261,960)
Common Class A [Member]
Shares Subject To Mandatory Redemption [Line Items]
Gross proceeds					287,500,000
Proceeds allocated to Public Warrants					(1,437,500)
Class A ordinary shares issuance costs					(14,474,543)
Accretion of carrying value to redemption value		$ 2,181,033	$ 2,997,592		24,534,690
Class A ordinary shares subject to possible redemption		$ 301,301,272	$ 299,120,239		$ 296,122,647